Capital Group Central Corporate Bond Fund®
Investment portfolio
August 31, 2024
unaudited

Bonds, notes & other debt instruments 94.15% Corporate bonds, notes & loans 87.77% Financials 22.61%	Principal amount (000)	Value (000)
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,2]	USD36,347	$37,635
American Express Co. 1.65% 11/4/2026	29,158	27,492
American Express Co. 2.55% 3/4/2027	4,360	4,173
American Express Co. 4.05% 5/3/2029	10,617	10,574
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[2]	12,130	12,607
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[2]	31,314	32,013
American International Group, Inc. 5.125% 3/27/2033	14,360	14,653
American International Group, Inc. 4.375% 6/30/2050	16,675	14,503
Aon Corp. 5.35% 2/28/2033	8,516	8,787
Aon Corp. 3.90% 2/28/2052	16,284	12,717
Aon North America, Inc. 5.45% 3/1/2034	45,190	46,791
Aon North America, Inc. 5.75% 3/1/2054	14,191	14,706
Arthur J. Gallagher & Co. 3.50% 5/20/2051	3,452	2,494
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[2]	11,162	11,115
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[2]	3,945	3,763
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]	5,151	5,205
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[2]	8,000	8,387
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[2]	11,576	11,271
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[2]	5,961	5,478
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	31,458	26,944
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[2]	1,408	1,199
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[2]	25,184	21,446
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	53,935	57,356
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	15,891	16,455
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[2]	15,571	16,234
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	11,485	11,743
Bank of New York Mellon Corp. 5.834% 10/25/2033 (USD-SOFR + 2.074% on 10/25/2032)[2]	11,259	11,999
Bank of Nova Scotia (The) 4.75% 2/2/2026	23,326	23,391
Barclays PLC 5.69% 3/12/2030 (USD-SOFR + 1.74% on 3/12/2029)[2]	25,726	26,531
Barclays PLC 6.036% 3/12/2055 (USD-SOFR + 2.42% on 3/12/2054)[2]	2,675	2,853
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	13,910	12,484
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	8,398	6,917
BlackRock Funding, Inc. 4.90% 1/8/2035	5,794	5,894
BlackRock Funding, Inc. 5.25% 3/14/2054	13,593	13,795
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	8,199	7,398
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	16,217	15,616
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	34,047	28,448
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	3,917	3,992
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	26,278	27,151
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	11,150	11,484
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	10,675	11,736
Capital Group Central Corporate Bond Fund — Page 1 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	USD35,788	$37,304
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	10,691	11,006
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	9,484	10,082
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	33,608	34,906
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034)[2]	34,672	35,578
Chubb INA Holdings, LLC 3.35% 5/3/2026	8,585	8,435
Chubb INA Holdings, LLC 5.00% 3/15/2034	77,669	79,621
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	359
Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[2]	11,250	11,168
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[2]	11,432	11,277
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[2]	31,575	32,191
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[2]	36,119	32,140
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[2]	21,021	18,216
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]	6,678	5,708
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[2]	8,263	8,935
Corebridge Financial, Inc. 3.90% 4/5/2032	15,703	14,546
Corebridge Financial, Inc. 4.40% 4/5/2052	8,433	7,013
Crédit Agricole SA 4.375% 3/17/2025[1]	6,115	6,078
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]	5,370	5,079
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	4,270	4,491
Goldman Sachs Group, Inc. 3.50% 4/1/2025	33,751	33,430
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[2]	2,570	2,744
Goldman Sachs Group, Inc. 2.60% 2/7/2030	6,239	5,664
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	41,011	42,757
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[2]	520	528
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]	2,733	2,299
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[2]	16,910	14,404
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[2]	42,185	44,580
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[2]	33,370	34,010
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	20,000	14,761
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[2]	15,675	15,678
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[2]	1,994	2,147
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	45,469	41,254
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]	6,213	5,403
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	26,250	28,740
Intercontinental Exchange, Inc. 5.25% 6/15/2031	13,210	13,753
Intercontinental Exchange, Inc. 4.95% 6/15/2052	5,621	5,502
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]	11,753	12,951
JPMorgan Chase & Co. 3.875% 9/10/2024	10,000	9,996
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[2]	3,450	3,436
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[2]	28,143	27,844
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[2]	1,610	1,582
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[2]	34,830	34,174
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[2]	1,732	1,721
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	33,303	34,683
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	37,097	37,788
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030)[2]	1,728	1,463
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]	25,000	21,123
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[2]	5,515	4,886
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[2]	40,759	43,308
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[2]	96,510	99,079
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[2]	849	611
Capital Group Central Corporate Bond Fund — Page 2 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	USD4,575	$4,710
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[2]	4,450	4,221
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[2]	19,375	20,034
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[2]	21,530	20,906
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	6,708	5,939
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	13,230	13,974
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	1,777	1,180
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	4,113	4,377
Mastercard, Inc. 4.875% 5/9/2034	28,276	29,033
MetLife, Inc. 5.375% 7/15/2033	17,216	18,040
Metropolitan Life Global Funding I 0.95% 7/2/2025[1]	3,632	3,522
Metropolitan Life Global Funding I 5.05% 1/6/2028[1]	6,669	6,793
Metropolitan Life Global Funding I 2.95% 4/9/2030[1]	778	717
Metropolitan Life Global Funding I 1.55% 1/7/2031[1]	25,721	21,205
Morgan Stanley 3.875% 1/27/2026	7,796	7,715
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[2]	7,547	7,172
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]	4,714	4,804
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[2]	3,853	3,933
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[2]	18,586	19,356
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[2]	5,311	5,403
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	74,574	62,090
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]	5,820	6,495
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[2]	9,949	10,528
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[2]	67,459	68,936
Nasdaq, Inc. 6.10% 6/28/2063	2,508	2,721
National Australia Bank, Ltd. 5.181% 6/11/2034[1]	58,233	59,979
National Rural Utilities Cooperative Finance Corp. 3.25% 11/1/2025	715	703
National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027	2,500	2,423
New York Life Global Funding 2.35% 7/14/2026[1]	4,760	4,597
New York Life Global Funding 1.20% 8/7/2030[1]	13,997	11,672
New York Life Global Funding 4.55% 1/28/2033[1]	5,051	4,976
New York Life Insurance Co. 3.75% 5/15/2050[1]	1,209	941
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]	9,220	9,397
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[2]	12,214	12,619
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]	19,193	20,423
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	27,060	30,485
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	2,925	3,054
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[2]	21,018	21,534
Prudential Financial, Inc. 3.878% 3/27/2028	325	320
Prudential Financial, Inc. 4.35% 2/25/2050	15,900	13,803
Prudential Financial, Inc. 3.70% 3/13/2051	7,435	5,721
Royal Bank of Canada 5.00% 2/1/2033	20,000	20,421
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	9,388	9,612
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	18,475	18,894
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	6,207	6,496
Sumitomo Mitsui Financial Group, Inc. 5.776% 7/13/2033	10,601	11,273
Toronto-Dominion Bank (The) 5.523% 7/17/2028	10,659	11,048
Travelers Companies, Inc. 4.00% 5/30/2047	3,885	3,286
Capital Group Central Corporate Bond Fund — Page 3 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Travelers Companies, Inc. 4.05% 3/7/2048	USD2,753	$2,357
Travelers Companies, Inc. 2.55% 4/27/2050	859	550
Travelers Companies, Inc. 5.45% 5/25/2053	4,404	4,613
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	16,480	16,650
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	7,274	7,604
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	7,143	7,401
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	6,299	6,621
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	13,414	13,959
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	8,195	7,797
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	1,498	1,423
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2,3]	10,964	10,628
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	4,790	4,630
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]	1,733	1,450
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	10,300	9,121
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[1,2]	20,104	17,140
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,2]	5,200	5,396
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[2]	38,139	37,941
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[2]	158	145
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[2]	3,293	2,964
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	12,775	13,098
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	7,602	7,850
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	28,313	31,201
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[2]	5,029	5,192
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	38,757	35,132
		2,550,206
Health care 17.82%
AbbVie, Inc. 2.60% 11/21/2024	16,000	15,904
AbbVie, Inc. 3.80% 3/15/2025	5,573	5,536
AbbVie, Inc. 3.60% 5/14/2025	7,960	7,886
AbbVie, Inc. 2.95% 11/21/2026	30,984	30,119
AbbVie, Inc. 4.80% 3/15/2029	45,310	46,302
AbbVie, Inc. 4.95% 3/15/2031	27,800	28,634
AbbVie, Inc. 5.05% 3/15/2034	94,978	97,908
AbbVie, Inc. 5.35% 3/15/2044	3,825	3,948
AbbVie, Inc. 5.40% 3/15/2054	42,989	44,583
AbbVie, Inc. 5.50% 3/15/2064	7,975	8,288
Amgen, Inc. 2.20% 2/21/2027	4,014	3,809
Amgen, Inc. 5.15% 3/2/2028	19,901	20,331
Amgen, Inc. 3.00% 2/22/2029	3,843	3,630
Amgen, Inc. 4.05% 8/18/2029	14,530	14,267
Amgen, Inc. 2.45% 2/21/2030	6,250	5,645
Amgen, Inc. 2.30% 2/25/2031	6,250	5,449
Amgen, Inc. 2.00% 1/15/2032	12,963	10,832
Amgen, Inc. 4.20% 3/1/2033	43,000	41,185
Amgen, Inc. 5.25% 3/2/2033	38,376	39,455
Amgen, Inc. 3.15% 2/21/2040	3,515	2,733
Amgen, Inc. 5.60% 3/2/2043	11,710	11,975
Amgen, Inc. 3.375% 2/21/2050	8,850	6,563
Amgen, Inc. 3.00% 1/15/2052	325	224
Capital Group Central Corporate Bond Fund — Page 4 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 4.20% 2/22/2052	USD2,715	$2,252
Amgen, Inc. 4.875% 3/1/2053	5,975	5,497
Amgen, Inc. 5.65% 3/2/2053	33,827	34,816
Amgen, Inc. 4.40% 2/22/2062	7,664	6,361
Amgen, Inc. 5.75% 3/2/2063	18,450	18,938
AstraZeneca Finance, LLC 4.875% 3/3/2028	1,205	1,231
AstraZeneca Finance, LLC 1.75% 5/28/2028	25,133	23,027
AstraZeneca Finance, LLC 4.85% 2/26/2029	20,170	20,657
AstraZeneca Finance, LLC 4.90% 3/3/2030	10,521	10,869
AstraZeneca Finance, LLC 4.90% 2/26/2031	19,530	20,078
AstraZeneca Finance, LLC 2.25% 5/28/2031	5,311	4,633
AstraZeneca Finance, LLC 4.875% 3/3/2033	9,437	9,700
AstraZeneca Finance, LLC 5.00% 2/26/2034	26,925	27,737
AstraZeneca PLC 3.375% 11/16/2025	2,125	2,098
AstraZeneca PLC 0.70% 4/8/2026	33,069	31,260
AstraZeneca PLC 4.00% 1/17/2029	19,681	19,533
AstraZeneca PLC 1.375% 8/6/2030	19,388	16,518
Baxter International, Inc. 2.272% 12/1/2028	3,975	3,626
Baxter International, Inc. 2.539% 2/1/2032	32,129	27,450
Baxter International, Inc. 3.132% 12/1/2051	8,051	5,387
Becton, Dickinson and Co. 3.734% 12/15/2024	412	410
Becton, Dickinson and Co. 5.081% 6/7/2029	36,405	37,306
Becton, Dickinson and Co. 5.11% 2/8/2034	18,627	18,933
Boston Scientific Corp. 1.90% 6/1/2025	11,711	11,464
Bristol-Myers Squibb Co. 3.875% 8/15/2025	619	615
Bristol-Myers Squibb Co. 3.20% 6/15/2026	5,546	5,444
Bristol-Myers Squibb Co. 4.90% 2/22/2029	11,340	11,631
Bristol-Myers Squibb Co. 5.20% 2/22/2034	77,545	80,463
Bristol-Myers Squibb Co. 5.50% 2/22/2044	3,400	3,512
Bristol-Myers Squibb Co. 2.55% 11/13/2050	9,143	5,681
Bristol-Myers Squibb Co. 3.70% 3/15/2052	9,511	7,301
Bristol-Myers Squibb Co. 6.25% 11/15/2053	20,119	22,714
Bristol-Myers Squibb Co. 5.55% 2/22/2054	38,902	40,190
Bristol-Myers Squibb Co. 6.40% 11/15/2063	7,596	8,707
Bristol-Myers Squibb Co. 5.65% 2/22/2064	7,819	8,066
Cencora, Inc. 2.70% 3/15/2031	28,297	25,096
Centene Corp. 4.25% 12/15/2027	9,190	8,992
Centene Corp. 2.45% 7/15/2028	53,045	48,576
Centene Corp. 4.625% 12/15/2029	19,560	19,043
Centene Corp. 3.375% 2/15/2030	2,687	2,463
Centene Corp. 3.00% 10/15/2030	22,250	19,788
Centene Corp. 2.50% 3/1/2031	23,930	20,331
Centene Corp. 2.625% 8/1/2031	13,005	11,043
Cigna Group (The) 5.25% 2/15/2034	33,130	33,849
CVS Health Corp. 1.30% 8/21/2027	10,000	9,124
CVS Health Corp. 3.25% 8/15/2029	4,775	4,463
CVS Health Corp. 1.75% 8/21/2030	7,924	6,673
CVS Health Corp. 1.875% 2/28/2031	9,225	7,646
CVS Health Corp. 5.25% 2/21/2033	32,070	32,276
CVS Health Corp. 5.625% 2/21/2053	15,609	14,954
CVS Health Corp. 5.875% 6/1/2053	6,956	6,867
CVS Health Corp. 6.05% 6/1/2054	12,162	12,276
CVS Health Corp. 6.00% 6/1/2063	8,095	8,051
Elevance Health, Inc. 4.10% 5/15/2032	8,581	8,283
Capital Group Central Corporate Bond Fund — Page 5 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Elevance Health, Inc. 4.75% 2/15/2033	USD5,967	$5,951
Elevance Health, Inc. 4.55% 5/15/2052	7,712	6,726
Elevance Health, Inc. 5.125% 2/15/2053	2,695	2,569
Eli Lilly and Co. 4.50% 2/9/2027	37,167	37,507
Eli Lilly and Co. 3.375% 3/15/2029	3,686	3,583
Eli Lilly and Co. 4.60% 8/14/2034	12,985	13,027
EMD Finance, LLC 3.25% 3/19/2025[1]	18,845	18,653
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	9,630	10,186
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	8,900	10,150
Gilead Sciences, Inc. 5.25% 10/15/2033	35,515	37,012
Gilead Sciences, Inc. 2.80% 10/1/2050	1,885	1,239
Gilead Sciences, Inc. 5.55% 10/15/2053	37,836	39,345
HCA, Inc. 4.125% 6/15/2029	2,250	2,196
HCA, Inc. 2.375% 7/15/2031	8,178	6,965
HCA, Inc. 3.625% 3/15/2032	6,778	6,164
HCA, Inc. 4.625% 3/15/2052	10,329	8,746
Humana, Inc. 5.375% 4/15/2031	7,381	7,561
Humana, Inc. 5.75% 4/15/2054	6,999	7,027
Johnson & Johnson 4.90% 6/1/2031	17,930	18,632
Johnson & Johnson 4.95% 6/1/2034	20,170	21,106
Johnson & Johnson 2.25% 9/1/2050	1,450	911
Johnson & Johnson 5.25% 6/1/2054	3,620	3,814
Merck & Co., Inc. 1.70% 6/10/2027	20,527	19,240
Novartis Capital Corp. 2.00% 2/14/2027	5,000	4,756
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	11,091	11,148
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	71,606	72,025
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	71,818	72,224
Pfizer, Inc. 3.45% 3/15/2029	8,700	8,436
Pfizer, Inc. 1.70% 5/28/2030	17,700	15,415
Roche Holdings, Inc. 2.076% 12/13/2031[1]	42,002	35,857
Roche Holdings, Inc. 5.593% 11/13/2033[1]	17,864	19,179
Roche Holdings, Inc. 5.218% 3/8/2054[1]	4,013	4,164
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	296	290
Solventum Corp. 5.60% 3/23/2034[1]	39,700	40,492
UnitedHealth Group, Inc. 1.25% 1/15/2026	12,524	12,014
UnitedHealth Group, Inc. 3.875% 12/15/2028	2,500	2,465
UnitedHealth Group, Inc. 2.875% 8/15/2029	285	267
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,765	5,084
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,952	3,859
UnitedHealth Group, Inc. 5.35% 2/15/2033	5,556	5,817
UnitedHealth Group, Inc. 5.15% 7/15/2034	24,733	25,423
UnitedHealth Group, Inc. 3.05% 5/15/2041	12,150	9,349
UnitedHealth Group, Inc. 4.45% 12/15/2048	13,315	11,899
UnitedHealth Group, Inc. 3.70% 8/15/2049	2,760	2,178
UnitedHealth Group, Inc. 3.25% 5/15/2051	7,753	5,595
UnitedHealth Group, Inc. 4.75% 5/15/2052	20,281	18,835
UnitedHealth Group, Inc. 5.625% 7/15/2054	9,180	9,596
UnitedHealth Group, Inc. 4.95% 5/15/2062	9,058	8,461
UnitedHealth Group, Inc. 6.05% 2/15/2063	7,082	7,783
		2,010,026
Capital Group Central Corporate Bond Fund — Page 6 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 13.60%	Principal amount (000)	Value (000)
AEP Texas, Inc. 3.45% 5/15/2051	USD9,168	$6,372
AEP Transmission Co., LLC 5.15% 4/1/2034	11,675	11,890
AEP Transmission Co., LLC 2.75% 8/15/2051	4,095	2,606
Alabama Power Co. 5.85% 11/15/2033	4,100	4,413
Ameren Corp. 2.50% 9/15/2024	7,615	7,605
Ameren Corp. 1.75% 3/15/2028	7,540	6,864
American Electric Power Co., Inc. 1.00% 11/1/2025	614	587
American Transmission Systems, Inc. 2.65% 1/15/2032[1]	20,450	17,711
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,880
CenterPoint Energy, Inc. 2.65% 6/1/2031	9,943	8,696
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[1]	7,637	7,342
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	26,564	26,273
CMS Energy Corp. 3.00% 5/15/2026	10,303	10,010
Commonwealth Edison Co. 2.95% 8/15/2027	5,000	4,823
Commonwealth Edison Co. 3.125% 3/15/2051	2,000	1,387
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	14,377	12,242
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,175	2,187
Consumers Energy Co. 3.80% 11/15/2028	13,103	12,871
Consumers Energy Co. 4.90% 2/15/2029	15,506	15,878
Consumers Energy Co. 4.60% 5/30/2029	8,175	8,274
Consumers Energy Co. 3.60% 8/15/2032	8,080	7,509
Consumers Energy Co. 4.625% 5/15/2033	33,955	33,758
Dominion Energy, Inc. 3.30% 3/15/2025	6,227	6,161
Duke Energy Carolinas, LLC 2.45% 8/15/2029	13,675	12,510
Duke Energy Carolinas, LLC 2.55% 4/15/2031	3,362	2,969
Duke Energy Carolinas, LLC 3.70% 12/1/2047	777	601
Duke Energy Carolinas, LLC 5.35% 1/15/2053	12,525	12,547
Duke Energy Corp. 2.55% 6/15/2031	987	857
Duke Energy Corp. 3.50% 6/15/2051	3,620	2,594
Duke Energy Corp. 5.00% 8/15/2052	4,223	3,881
Duke Energy Florida, LLC 3.20% 1/15/2027	10,387	10,137
Duke Energy Florida, LLC 1.75% 6/15/2030	12,027	10,370
Duke Energy Florida, LLC 5.95% 11/15/2052	3,664	3,937
Duke Energy Progress, LLC 2.00% 8/15/2031	7,802	6,583
Duke Energy Progress, LLC 2.50% 8/15/2050	2,109	1,287
Duke Energy Progress, LLC 2.90% 8/15/2051	8,825	5,824
Edison International 3.55% 11/15/2024	5,000	4,980
Edison International 4.95% 4/15/2025	2,225	2,218
Edison International 4.125% 3/15/2028	21,441	21,021
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	25,675	29,074
Emera US Finance, LP 2.639% 6/15/2031	6,743	5,798
Entergy Corp. 2.80% 6/15/2030	437	396
Entergy Corp. 2.40% 6/15/2031	32,175	27,555
Entergy Corp. 3.75% 6/15/2050	1,675	1,234
Entergy Louisiana, LLC 2.40% 10/1/2026	3,288	3,155
Entergy Louisiana, LLC 3.12% 9/1/2027	5,975	5,765
Entergy Louisiana, LLC 1.60% 12/15/2030	5,600	4,695
Entergy Louisiana, LLC 5.35% 3/15/2034	20,041	20,625
Entergy Louisiana, LLC 5.15% 9/15/2034	4,225	4,265
Entergy Louisiana, LLC 4.20% 9/1/2048	1,300	1,074
Entergy Louisiana, LLC 2.90% 3/15/2051	746	479
Entergy Louisiana, LLC 5.70% 3/15/2054	4,540	4,690
Entergy Texas, Inc. 1.75% 3/15/2031	5,629	4,698
Capital Group Central Corporate Bond Fund — Page 7 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Eversource Energy 3.15% 1/15/2025	USD3,265	$3,237
Eversource Energy 5.50% 1/1/2034	15,000	15,321
FirstEnergy Corp. 2.25% 9/1/2030	9,525	8,294
FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,616	1,587
FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/2028[1]	3,000	2,874
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]	1,574	1,567
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	925	867
Florida Power & Light Co. 5.10% 4/1/2033	17,325	17,856
Florida Power & Light Co. 4.80% 5/15/2033	1,017	1,026
Florida Power & Light Co. 5.30% 6/15/2034	32,600	33,986
Florida Power & Light Co. 2.875% 12/4/2051	32,273	21,675
Florida Power & Light Co. 5.30% 4/1/2053	4,377	4,463
Florida Power & Light Co. 5.60% 6/15/2054	8,725	9,273
Georgia Power Co. 4.95% 5/17/2033	18,515	18,727
Georgia Power Co. 5.25% 3/15/2034	23,175	23,916
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	2,872	2,851
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	29,125	25,163
MidAmerican Energy Co. 3.65% 4/15/2029	2,300	2,237
MidAmerican Energy Co. 5.75% 11/1/2035	2,025	2,165
MidAmerican Energy Co. 3.15% 4/15/2050	5,000	3,540
NiSource, Inc. 5.40% 6/30/2033	5,000	5,139
Northern States Power Co. 2.25% 4/1/2031	5,000	4,360
Northern States Power Co. 2.90% 3/1/2050	5,002	3,381
Northern States Power Co. 2.60% 6/1/2051	14,643	9,245
Northern States Power Co. 3.20% 4/1/2052	2,451	1,739
Northern States Power Co. 4.50% 6/1/2052	2,790	2,470
Northern States Power Co. 5.10% 5/15/2053	4,169	4,050
Northern States Power Co. 5.40% 3/15/2054	8,948	9,130
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	9,395	8,998
Pacific Gas and Electric Co. 3.15% 1/1/2026	9,689	9,462
Pacific Gas and Electric Co. 2.95% 3/1/2026	850	825
Pacific Gas and Electric Co. 2.10% 8/1/2027	48,786	45,357
Pacific Gas and Electric Co. 3.30% 12/1/2027	216	206
Pacific Gas and Electric Co. 3.00% 6/15/2028	9,992	9,380
Pacific Gas and Electric Co. 4.65% 8/1/2028	12,046	11,982
Pacific Gas and Electric Co. 4.20% 3/1/2029	1,238	1,206
Pacific Gas and Electric Co. 4.55% 7/1/2030	11,194	10,952
Pacific Gas and Electric Co. 2.50% 2/1/2031	90,689	77,885
Pacific Gas and Electric Co. 4.40% 3/1/2032	7,833	7,452
Pacific Gas and Electric Co. 6.40% 6/15/2033	17,465	18,675
Pacific Gas and Electric Co. 5.80% 5/15/2034	6,108	6,291
Pacific Gas and Electric Co. 3.30% 8/1/2040	30,800	23,007
Pacific Gas and Electric Co. 4.20% 6/1/2041	8,466	6,889
Pacific Gas and Electric Co. 4.95% 7/1/2050	3,765	3,284
Pacific Gas and Electric Co. 3.50% 8/1/2050	8,558	5,919
PacifiCorp 2.70% 9/15/2030	7,344	6,597
PacifiCorp 5.30% 2/15/2031	16,404	16,832
PacifiCorp 5.45% 2/15/2034	32,565	33,290
PacifiCorp 3.30% 3/15/2051	9,460	6,475
PacifiCorp 2.90% 6/15/2052	18,389	11,542
PacifiCorp 5.35% 12/1/2053	12,833	12,336
PacifiCorp 5.50% 5/15/2054	28,134	27,798
PacifiCorp 5.80% 1/15/2055	26,494	26,967
Progress Energy, Inc. 7.00% 10/30/2031	6,700	7,566
Capital Group Central Corporate Bond Fund — Page 8 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Company of Colorado 3.70% 6/15/2028	USD2,686	$2,623
Public Service Company of Colorado 1.90% 1/15/2031	6,550	5,548
Public Service Company of Colorado 1.875% 6/15/2031	7,978	6,676
Public Service Company of Colorado 5.35% 5/15/2034	16,104	16,664
Public Service Company of Colorado 4.10% 6/15/2048	2,945	2,378
Public Service Company of Colorado 3.20% 3/1/2050	5,266	3,686
Public Service Company of Colorado 2.70% 1/15/2051	11,945	7,524
Public Service Company of Colorado 4.50% 6/1/2052	2,797	2,406
Public Service Company of Colorado 5.25% 4/1/2053	16,972	16,451
Public Service Company of Colorado 5.75% 5/15/2054	13,958	14,573
Public Service Electric and Gas Co. 3.05% 11/15/2024	10,065	10,018
Public Service Electric and Gas Co. 0.95% 3/15/2026	7,585	7,190
Public Service Electric and Gas Co. 3.65% 9/1/2028	2,115	2,063
Public Service Electric and Gas Co. 2.45% 1/15/2030	5,664	5,120
Public Service Electric and Gas Co. 3.10% 3/15/2032	835	757
Public Service Electric and Gas Co. 3.85% 5/1/2049	6,758	5,514
Puget Energy, Inc. 3.65% 5/15/2025	8,500	8,402
San Diego Gas & Electric Co. 4.95% 8/15/2028	6,569	6,704
Southern California Edison Co. 1.20% 2/1/2026	50	48
Southern California Edison Co. 4.70% 6/1/2027	15,255	15,415
Southern California Edison Co. 3.65% 3/1/2028	16,863	16,435
Southern California Edison Co. 5.30% 3/1/2028	6,197	6,357
Southern California Edison Co. 5.65% 10/1/2028	23,158	24,177
Southern California Edison Co. 4.20% 3/1/2029	10,901	10,763
Southern California Edison Co. 5.15% 6/1/2029	831	854
Southern California Edison Co. 2.85% 8/1/2029	58,635	54,235
Southern California Edison Co. 2.25% 6/1/2030	4,153	3,669
Southern California Edison Co. 2.50% 6/1/2031	13,340	11,700
Southern California Edison Co. 5.45% 6/1/2031	11,477	11,952
Southern California Edison Co. 2.75% 2/1/2032	3,150	2,761
Southern California Edison Co. 5.20% 6/1/2034	6,159	6,261
Southern California Edison Co. 5.75% 4/1/2035	8,218	8,695
Southern California Edison Co. 3.60% 2/1/2045	4,595	3,540
Southern California Edison Co. 4.125% 3/1/2048	10,000	8,272
Southern California Edison Co. 3.65% 2/1/2050	9,238	6,996
Southern California Edison Co. 2.95% 2/1/2051	3,103	2,064
Southern California Edison Co. 3.45% 2/1/2052	3,150	2,276
Southern California Edison Co. 5.75% 4/15/2054	1,131	1,177
Southwestern Electric Power Co. 3.25% 11/1/2051	15,875	10,575
Southwestern Public Service Co. 6.00% 6/1/2054	2,200	2,343
Union Electric Co. 2.625% 3/15/2051	3,600	2,248
Virginia Electric & Power 2.40% 3/30/2032	2,100	1,801
WEC Energy Group, Inc. 5.15% 10/1/2027	3,243	3,311
Wisconsin Power and Light Co. 1.95% 9/16/2031	5,900	4,918
Wisconsin Power and Light Co. 3.65% 4/1/2050	800	603
Wisconsin Public Service Corp. 2.85% 12/1/2051	7,684	4,993
Xcel Energy, Inc. 4.00% 6/15/2028	6,477	6,347
Xcel Energy, Inc. 2.60% 12/1/2029	43,441	39,306
Xcel Energy, Inc. 2.35% 11/15/2031	33,077	28,013
Xcel Energy, Inc. 4.60% 6/1/2032	6,599	6,434
Xcel Energy, Inc. 5.45% 8/15/2033	16,475	16,847
Xcel Energy, Inc. 5.50% 3/15/2034	7,977	8,172
Capital Group Central Corporate Bond Fund — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy, Inc. 6.50% 7/1/2036	USD1,050	$1,150
Xcel Energy, Inc. 3.50% 12/1/2049	7,490	5,378
		1,534,853
Industrials 8.25%
BAE Systems PLC 5.50% 3/26/2054[1]	2,623	2,678
Boeing Co. 2.75% 2/1/2026	78,514	75,935
Boeing Co. 2.196% 2/4/2026	25,000	23,963
Boeing Co. 3.10% 5/1/2026	7,750	7,498
Boeing Co. 3.25% 2/1/2028	55,094	51,923
Boeing Co. 5.15% 5/1/2030	36,889	36,808
Boeing Co. 3.625% 2/1/2031	14,249	12,896
Boeing Co. 6.388% 5/1/2031[1]	31,431	33,125
Boeing Co. 3.60% 5/1/2034	34,795	29,651
Boeing Co. 6.528% 5/1/2034[1]	6,217	6,589
Boeing Co. 3.90% 5/1/2049	8,164	5,826
Boeing Co. 5.805% 5/1/2050	6,285	5,937
Boeing Co. 6.858% 5/1/2054[1]	9,752	10,510
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	9,535	6,649
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	4,780	3,505
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052	1,470	986
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	9,267	9,707
Canadian National Railway Co. 6.125% 11/1/2053	4,393	5,125
Canadian Pacific Railway Co. 3.10% 12/2/2051	28,847	20,085
Carrier Global Corp. 5.90% 3/15/2034	6,616	7,141
Carrier Global Corp. 6.20% 3/15/2054	1,320	1,498
CSX Corp. 3.80% 3/1/2028	28,360	27,928
CSX Corp. 4.25% 3/15/2029	12,943	12,925
CSX Corp. 2.40% 2/15/2030	5,892	5,329
CSX Corp. 4.10% 11/15/2032	10,489	10,167
CSX Corp. 5.20% 11/15/2033	7,415	7,716
CSX Corp. 4.30% 3/1/2048	14,250	12,444
CSX Corp. 4.50% 3/15/2049	6,729	6,035
CSX Corp. 2.50% 5/15/2051	12,071	7,501
Emerson Electric Co. 1.80% 10/15/2027	14,050	13,077
Emerson Electric Co. 1.95% 10/15/2030	5,950	5,216
Honeywell International, Inc. 1.95% 6/1/2030	1,936	1,708
Honeywell International, Inc. 4.75% 2/1/2032	18,051	18,340
Honeywell International, Inc. 5.00% 3/1/2035	29,790	30,574
Honeywell International, Inc. 5.25% 3/1/2054	13,147	13,353
Honeywell International, Inc. 5.35% 3/1/2064	7,890	8,083
Ingersoll-Rand, Inc. 5.45% 6/15/2034	7,967	8,289
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,971	8,221
Lockheed Martin Corp. 4.95% 10/15/2025	11,679	11,735
Lockheed Martin Corp. 5.10% 11/15/2027	8,299	8,534
Lockheed Martin Corp. 4.50% 2/15/2029	43,929	44,358
Lockheed Martin Corp. 5.25% 1/15/2033	18,272	19,175
Lockheed Martin Corp. 4.75% 2/15/2034	3,890	3,943
Lockheed Martin Corp. 4.80% 8/15/2034	20,814	21,137
Lockheed Martin Corp. 5.70% 11/15/2054	10,372	11,286
Lockheed Martin Corp. 5.20% 2/15/2055	5,289	5,373
Lockheed Martin Corp. 5.90% 11/15/2063	1,016	1,139
Lockheed Martin Corp. 5.20% 2/15/2064	10,516	10,605
Norfolk Southern Corp. 2.55% 11/1/2029	3,485	3,195
Capital Group Central Corporate Bond Fund — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Norfolk Southern Corp. 5.05% 8/1/2030	USD14,320	$14,774
Norfolk Southern Corp. 4.45% 3/1/2033	5,753	5,673
Norfolk Southern Corp. 3.40% 11/1/2049	2,406	1,774
Norfolk Southern Corp. 5.35% 8/1/2054	15,816	15,888
Northrop Grumman Corp. 4.70% 3/15/2033	31,860	31,934
Northrop Grumman Corp. 4.90% 6/1/2034	11,160	11,270
Northrop Grumman Corp. 4.95% 3/15/2053	13,330	12,696
RTX Corp. 4.125% 11/16/2028	4,205	4,153
RTX Corp. 1.90% 9/1/2031	8,014	6,695
RTX Corp. 6.10% 3/15/2034	11,414	12,432
RTX Corp. 2.82% 9/1/2051	6,000	3,878
RTX Corp. 3.03% 3/15/2052	5,000	3,373
RTX Corp. 6.40% 3/15/2054	16,918	19,434
Union Pacific Corp. 3.75% 7/15/2025	388	385
Union Pacific Corp. 2.40% 2/5/2030	3,000	2,730
Union Pacific Corp. 2.80% 2/14/2032	31,546	28,285
Union Pacific Corp. 2.891% 4/6/2036	49,415	41,747
Union Pacific Corp. 3.375% 2/14/2042	4,360	3,487
Union Pacific Corp. 4.30% 3/1/2049	2,800	2,448
Union Pacific Corp. 3.25% 2/5/2050	424	311
Union Pacific Corp. 3.50% 2/14/2053	6,170	4,677
Union Pacific Corp. 3.839% 3/20/2060	3,297	2,557
Union Pacific Corp. 3.75% 2/5/2070	2,443	1,797
Waste Management, Inc. 1.50% 3/15/2031	3,889	3,244
		931,063
Consumer staples 5.98%
7-Eleven, Inc. 0.95% 2/10/2026[1]	7,913	7,506
7-Eleven, Inc. 1.30% 2/10/2028[1]	6,662	5,966
7-Eleven, Inc. 1.80% 2/10/2031[1]	14,979	12,465
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	25,627	26,112
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	7,500	7,208
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	6,511	6,680
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	7,500	6,925
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,500	2,622
BAT Capital Corp. 2.789% 9/6/2024	4,000	3,999
BAT Capital Corp. 3.215% 9/6/2026	11,050	10,758
BAT Capital Corp. 4.70% 4/2/2027	6,420	6,441
BAT Capital Corp. 3.557% 8/15/2027	47,755	46,595
BAT Capital Corp. 3.462% 9/6/2029	2,000	1,894
BAT Capital Corp. 4.906% 4/2/2030	2,500	2,515
BAT Capital Corp. 6.421% 8/2/2033	15,511	16,828
BAT Capital Corp. 6.00% 2/20/2034	6,964	7,347
BAT Capital Corp. 4.39% 8/15/2037	5,570	4,972
BAT Capital Corp. 4.54% 8/15/2047	242	198
BAT Capital Corp. 4.758% 9/6/2049	2,283	1,915
BAT Capital Corp. 5.65% 3/16/2052	9,168	8,665
BAT Capital Corp. 7.081% 8/2/2053	17,667	20,067
BAT International Finance PLC 3.95% 6/15/2025[1]	8,250	8,168
Campbell Soup Co. 5.40% 3/21/2034	8,339	8,617
Coca-Cola Co. 5.00% 5/13/2034	24,502	25,483
Coca-Cola Co. 4.65% 8/14/2034	3,321	3,349
Coca-Cola Co. 5.30% 5/13/2054	8,888	9,230
Coca-Cola Co. 5.20% 1/14/2055	25,449	25,948
Capital Group Central Corporate Bond Fund — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Coca-Cola Co. 5.40% 5/13/2064	USD14,795	$15,328
Conagra Brands, Inc. 4.60% 11/1/2025	6,790	6,768
Conagra Brands, Inc. 5.30% 11/1/2038	2,984	2,940
Constellation Brands, Inc. 3.60% 2/15/2028	2,813	2,727
Constellation Brands, Inc. 2.875% 5/1/2030	3,082	2,816
Constellation Brands, Inc. 2.25% 8/1/2031	24,098	20,550
Constellation Brands, Inc. 4.75% 5/9/2032	24,906	24,825
Constellation Brands, Inc. 4.90% 5/1/2033	11,113	11,082
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,194	1,191
Keurig Dr Pepper, Inc. 3.80% 5/1/2050	2,434	1,915
Kroger Co. 5.00% 9/15/2034	12,584	12,550
PepsiCo, Inc. 1.625% 5/1/2030	3,894	3,391
PepsiCo, Inc. 1.40% 2/25/2031	14,189	11,883
PepsiCo, Inc. 1.95% 10/21/2031	29,114	24,977
Philip Morris International, Inc. 1.50% 5/1/2025	1,004	983
Philip Morris International, Inc. 3.375% 8/11/2025	27,395	27,063
Philip Morris International, Inc. 4.875% 2/13/2026	25,000	25,133
Philip Morris International, Inc. 3.375% 8/15/2029	2,363	2,250
Philip Morris International, Inc. 2.10% 5/1/2030	9,300	8,205
Philip Morris International, Inc. 5.50% 9/7/2030	15,000	15,728
Philip Morris International, Inc. 1.75% 11/1/2030	12,193	10,360
Philip Morris International, Inc. 5.75% 11/17/2032	29,976	31,732
Philip Morris International, Inc. 5.375% 2/15/2033	14,327	14,782
Philip Morris International, Inc. 5.625% 9/7/2033	16,910	17,765
Philip Morris International, Inc. 5.25% 2/13/2034	8,055	8,239
Procter & Gamble Co. 4.35% 1/29/2029	25,858	26,259
Reynolds American, Inc. 4.45% 6/12/2025	20,220	20,119
Reynolds American, Inc. 5.70% 8/15/2035	1,555	1,593
Reynolds American, Inc. 5.85% 8/15/2045	15,050	14,753
Walmart, Inc. 4.10% 4/15/2033	4,398	4,356
Walmart, Inc. 4.50% 4/15/2053	14,754	13,893
		674,629
Energy 4.68%
BP Capital Markets America, Inc. 4.893% 9/11/2033	47,387	47,678
BP Capital Markets America, Inc. 2.772% 11/10/2050	1,157	752
BP Capital Markets America, Inc. 3.001% 3/17/2052	5,000	3,387
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	11,363	11,076
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	11,548	11,328
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	2,690	2,437
Chevron Corp. 1.554% 5/11/2025	1,950	1,907
Chevron Corp. 2.236% 5/11/2030	34,096	30,600
Chevron Corp. 3.078% 5/11/2050	7,101	5,126
Chevron USA, Inc. 0.687% 8/12/2025	4,896	4,727
Chevron USA, Inc. 1.018% 8/12/2027	6,577	6,020
Chevron USA, Inc. 3.25% 10/15/2029	4,050	3,877
Chevron USA, Inc. 2.343% 8/12/2050	1,497	919
ConocoPhillips Co. 3.80% 3/15/2052	15,556	12,316
ConocoPhillips Co. 5.30% 5/15/2053	19,621	19,529
ConocoPhillips Co. 5.55% 3/15/2054	13,992	14,391
Diamondback Energy, Inc. 5.40% 4/18/2034	10,888	11,086
Diamondback Energy, Inc. 5.75% 4/18/2054	5,821	5,827
Enbridge, Inc. 6.70% 11/15/2053	8,103	9,208
Energy Transfer, LP 5.60% 9/1/2034	7,040	7,251
Capital Group Central Corporate Bond Fund — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer, LP 6.05% 9/1/2054	USD8,218	$8,416
Eni SpA 5.50% 5/15/2034[1]	11,190	11,536
Eni SpA 5.95% 5/15/2054[1]	16,496	16,972
Enterprise Products Operating, LLC 4.95% 2/15/2035	7,791	7,827
Equinor ASA 3.70% 4/6/2050	3,550	2,820
Exxon Mobil Corp. 2.992% 3/19/2025	1,700	1,682
Exxon Mobil Corp. 2.61% 10/15/2030	1,850	1,689
Exxon Mobil Corp. 3.452% 4/15/2051	38,813	29,536
Kinder Morgan, Inc. 5.20% 6/1/2033	6,646	6,665
Kinder Morgan, Inc. 5.40% 2/1/2034	12,000	12,186
ONEOK, Inc. 6.625% 9/1/2053	6,343	6,993
Petroleos Mexicanos 4.25% 1/15/2025	3,400	3,361
Petroleos Mexicanos 4.50% 1/23/2026	5,371	5,168
Petroleos Mexicanos 6.875% 8/4/2026	4,349	4,299
Petroleos Mexicanos 6.50% 3/13/2027	11,700	11,278
Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	17,925	18,019
Shell International Finance BV 3.875% 11/13/2028	1,849	1,829
Shell International Finance BV 2.75% 4/6/2030	25,000	23,089
Shell International Finance BV 3.25% 4/6/2050	24,590	17,873
Shell International Finance BV 3.00% 11/26/2051	3,015	2,068
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[1]	28,287	28,175
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]	14,953	14,957
Targa Resources Corp. 5.50% 2/15/2035	15,012	15,248
TotalEnergies Capital International SA 2.986% 6/29/2041	4,110	3,119
TotalEnergies Capital International SA 3.127% 5/29/2050	17,208	12,250
TotalEnergies Capital SA 5.488% 4/5/2054	8,337	8,608
Williams Companies, Inc. 5.15% 3/15/2034	42,658	42,867
		527,972
Communication services 4.65%
AT&T, Inc. 2.30% 6/1/2027	1,221	1,155
AT&T, Inc. 4.35% 3/1/2029	17,514	17,457
AT&T, Inc. 4.30% 2/15/2030	21,111	20,902
AT&T, Inc. 2.25% 2/1/2032	12,533	10,574
AT&T, Inc. 2.55% 12/1/2033	5,369	4,449
AT&T, Inc. 3.50% 9/15/2053	45,211	32,190
Charter Communications Operating, LLC 4.908% 7/23/2025	1,729	1,724
Charter Communications Operating, LLC 3.75% 2/15/2028	1,400	1,340
Charter Communications Operating, LLC 4.20% 3/15/2028	3,945	3,819
Charter Communications Operating, LLC 2.80% 4/1/2031	4,864	4,128
Charter Communications Operating, LLC 4.40% 4/1/2033	8,000	7,276
Charter Communications Operating, LLC 3.70% 4/1/2051	44,316	28,154
Charter Communications Operating, LLC 3.90% 6/1/2052	8,780	5,755
Charter Communications Operating, LLC 5.25% 4/1/2053	18,137	14,863
Comcast Corp. 4.80% 5/15/2033	8,998	9,060
Comcast Corp. 5.30% 6/1/2034	58,295	60,455
Comcast Corp. 2.887% 11/1/2051	3,682	2,412
Comcast Corp. 5.35% 5/15/2053	4,260	4,267
Comcast Corp. 5.65% 6/1/2054	28,683	30,027
Meta Platforms, Inc. 4.75% 8/15/2034	16,250	16,358
Meta Platforms, Inc. 5.40% 8/15/2054	11,780	12,023
Netflix, Inc. 5.875% 11/15/2028	9,707	10,277
Netflix, Inc. 5.375% 11/15/2029[1]	20,569	21,484
Netflix, Inc. 4.875% 6/15/2030[1]	1,069	1,094
Capital Group Central Corporate Bond Fund — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Netflix, Inc. 4.90% 8/15/2034	USD7,752	$7,943
Netflix, Inc. 5.40% 8/15/2054	5,002	5,217
T-Mobile USA, Inc. 3.50% 4/15/2025	6,142	6,077
T-Mobile USA, Inc. 1.50% 2/15/2026	5,250	5,017
T-Mobile USA, Inc. 2.05% 2/15/2028	2,185	2,014
T-Mobile USA, Inc. 3.875% 4/15/2030	14,841	14,282
T-Mobile USA, Inc. 2.55% 2/15/2031	7,659	6,728
T-Mobile USA, Inc. 3.50% 4/15/2031	5,158	4,800
T-Mobile USA, Inc. 5.15% 4/15/2034	15,000	15,276
T-Mobile USA, Inc. 3.00% 2/15/2041	12,986	9,710
T-Mobile USA, Inc. 3.30% 2/15/2051	8,465	5,986
T-Mobile USA, Inc. 3.40% 10/15/2052	25,878	18,440
T-Mobile USA, Inc. 5.50% 1/15/2055	2,290	2,313
Verizon Communications, Inc. 1.68% 10/30/2030	6,715	5,700
Verizon Communications, Inc. 1.75% 1/20/2031	10,248	8,611
Verizon Communications, Inc. 2.55% 3/21/2031	2,849	2,507
Verizon Communications, Inc. 2.355% 3/15/2032	455	387
Verizon Communications, Inc. 4.78% 2/15/2035[1]	16,723	16,496
Verizon Communications, Inc. 2.65% 11/20/2040	31,866	22,880
Verizon Communications, Inc. 3.40% 3/22/2041	21,947	17,503
Verizon Communications, Inc. 2.875% 11/20/2050	1,503	993
Verizon Communications, Inc. 3.55% 3/22/2051	1,737	1,308
Verizon Communications, Inc. 5.50% 2/23/2054	609	625
Verizon Communications, Inc. 2.987% 10/30/2056	28,083	18,059
Vodafone Group PLC 4.125% 5/30/2025	2,500	2,489
Vodafone Group PLC 4.25% 9/17/2050	1,900	1,553
		524,157
Information technology 3.26%
Adobe, Inc. 2.15% 2/1/2027	9,745	9,299
Adobe, Inc. 2.30% 2/1/2030	13,520	12,289
Analog Devices, Inc. 2.10% 10/1/2031	6,258	5,380
Analog Devices, Inc. 5.05% 4/1/2034	17,317	17,871
Analog Devices, Inc. 2.80% 10/1/2041	4,230	3,121
Analog Devices, Inc. 2.95% 10/1/2051	7,728	5,362
Analog Devices, Inc. 5.30% 4/1/2054	17,096	17,515
Broadcom, Inc. 4.75% 4/15/2029	3,562	3,590
Broadcom, Inc. 5.05% 7/12/2029	20,280	20,680
Broadcom, Inc. 4.15% 11/15/2030	1,789	1,743
Broadcom, Inc. 5.15% 11/15/2031	6,116	6,250
Broadcom, Inc. 3.469% 4/15/2034[1]	44,692	39,506
Broadcom, Inc. 4.926% 5/15/2037[1]	20,881	20,410
Cisco Systems, Inc. 5.05% 2/26/2034	75,498	78,247
Cisco Systems, Inc. 5.30% 2/26/2054	9,701	10,023
Cisco Systems, Inc. 5.35% 2/26/2064	4,021	4,157
Intuit, Inc. 1.35% 7/15/2027	5,000	4,626
Microchip Technology, Inc. 5.05% 3/15/2029	38,775	39,547
ServiceNow, Inc. 1.40% 9/1/2030	46,015	39,120
Texas Instruments, Inc. 4.60% 2/8/2029	5,952	6,073
Texas Instruments, Inc. 4.85% 2/8/2034	12,671	13,070
Texas Instruments, Inc. 5.15% 2/8/2054	9,618	9,735
		367,614
Capital Group Central Corporate Bond Fund — Page 14 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 3.23%	Principal amount (000)	Value (000)
Amazon.com, Inc. 3.80% 12/5/2024	USD10,000	$9,965
Amazon.com, Inc. 1.50% 6/3/2030	7,522	6,507
Amazon.com, Inc. 3.60% 4/13/2032	17,571	16,753
American Honda Finance Corp. 1.20% 7/8/2025	2,546	2,472
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[1]	6,155	6,194
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]	3,467	3,526
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	12,783	13,100
Ford Motor Co. 3.25% 2/12/2032	6,305	5,373
Ford Motor Co. 6.10% 8/19/2032	3,695	3,799
Ford Motor Credit Co., LLC 3.375% 11/13/2025	240	235
Ford Motor Credit Co., LLC 6.95% 3/6/2026	1,390	1,422
Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,070	1,100
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	191
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	196
Ford Motor Credit Co., LLC 4.95% 5/28/2027	2,435	2,423
Ford Motor Credit Co., LLC 4.125% 8/17/2027	855	832
Ford Motor Credit Co., LLC 3.815% 11/2/2027	220	211
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,545	1,635
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	185
Ford Motor Credit Co., LLC 6.80% 5/12/2028	4,405	4,623
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,322	8,774
Ford Motor Credit Co., LLC 2.90% 2/10/2029	810	734
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,664	9,571
Ford Motor Credit Co., LLC 7.35% 3/6/2030	960	1,040
Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,740	4,028
Ford Motor Credit Co., LLC 4.00% 11/13/2030	2,000	1,845
Ford Motor Credit Co., LLC 3.625% 6/17/2031	570	505
Ford Motor Credit Co., LLC 7.122% 11/7/2033	6,454	6,977
Ford Motor Credit Co., LLC 6.125% 3/8/2034	24,584	24,896
Home Depot, Inc. 2.50% 4/15/2027	3,400	3,263
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,730
Home Depot, Inc. 1.375% 3/15/2031	3,028	2,506
Home Depot, Inc. 4.85% 6/25/2031	26,260	26,901
Home Depot, Inc. 4.95% 6/25/2034	21,325	21,861
Home Depot, Inc. 3.125% 12/15/2049	1,102	792
Home Depot, Inc. 5.30% 6/25/2054	42,294	43,205
Hyundai Capital America 1.65% 9/17/2026[1]	17,825	16,766
Hyundai Capital America 2.375% 10/15/2027[1]	2,245	2,100
Hyundai Capital America 2.10% 9/15/2028[1]	8,734	7,901
Marriott International, Inc. 5.35% 3/15/2035	16,380	16,583
McDonald’s Corp. 5.00% 5/17/2029	3,400	3,496
McDonald’s Corp. 3.60% 7/1/2030	5,888	5,652
McDonald’s Corp. 5.20% 5/17/2034	14,421	15,046
McDonald’s Corp. 4.60% 5/26/2045	1,962	1,785
McDonald’s Corp. 4.45% 3/1/2047	5,665	5,001
McDonald’s Corp. 3.625% 9/1/2049	4,467	3,410
McDonald’s Corp. 5.15% 9/9/2052	10,121	9,845
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[1]	5,000	5,483
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[1]	9,590	9,813
Starbucks Corp. 4.85% 2/8/2027	18,627	18,811
		364,062
Capital Group Central Corporate Bond Fund — Page 15 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 2.73%	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 4.30% 1/15/2026	USD1,400	$1,391
American Tower Corp. 5.50% 3/15/2028	8,964	9,212
American Tower Corp. 2.70% 4/15/2031	7,612	6,705
American Tower Corp. 4.05% 3/15/2032	4,221	3,999
American Tower Corp. 5.65% 3/15/2033	6,328	6,599
Boston Properties, LP 2.55% 4/1/2032	1,489	1,210
Boston Properties, LP 2.45% 10/1/2033	2,723	2,121
Boston Properties, LP 6.50% 1/15/2034	5,579	5,917
Boston Properties, LP 5.75% 1/15/2035	44,454	44,218
COPT Defense Properties, LP 2.25% 3/15/2026	4,255	4,083
Crown Castle, Inc. 5.00% 1/11/2028	11,077	11,181
Crown Castle, Inc. 2.50% 7/15/2031	5,874	5,030
Crown Castle, Inc. 5.80% 3/1/2034	11,218	11,750
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	49,388	51,133
Equinix, Inc. 3.20% 11/18/2029	9,053	8,456
Equinix, Inc. 2.15% 7/15/2030	7,728	6,750
Kilroy Realty, LP 6.25% 1/15/2036	11,555	11,479
Prologis, LP 4.75% 6/15/2033	5,665	5,668
Prologis, LP 5.125% 1/15/2034	15,137	15,490
Prologis, LP 5.00% 3/15/2034	8,500	8,598
Prologis, LP 5.25% 6/15/2053	9,031	8,960
Prologis, LP 5.25% 3/15/2054	1,855	1,841
Public Storage Operating Co. 2.30% 5/1/2031	2,792	2,444
VICI Properties, LP 4.75% 2/15/2028	18,547	18,491
VICI Properties, LP 4.95% 2/15/2030	25,255	25,182
VICI Properties, LP 5.125% 5/15/2032	30,428	30,097
		308,005
Materials 0.96%
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	11,814	12,329
Dow Chemical Co. (The) 5.15% 2/15/2034	13,901	14,056
Dow Chemical Co. (The) 4.80% 5/15/2049	21,763	19,373
Dow Chemical Co. (The) 3.60% 11/15/2050	1,874	1,373
Dow Chemical Co. (The) 5.60% 2/15/2054	11,858	11,923
Eastman Chemical Co. 5.625% 2/20/2034	14,881	15,330
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	628	436
Linde, Inc. 1.10% 8/10/2030	13,702	11,540
Linde, Inc. 2.00% 8/10/2050	1,390	799
Nutrien, Ltd. 5.80% 3/27/2053	1,742	1,798
OCI NV 6.70% 3/16/2033[1]	6,726	6,939
Sherwin-Williams Co. 2.20% 3/15/2032	8,365	7,099
Sherwin-Williams Co. 2.90% 3/15/2052	3,515	2,324
Vale Overseas, Ltd. 6.40% 6/28/2054	3,136	3,205
		108,524
Total corporate bonds, notes & loans		9,901,111
U.S. Treasury bonds & notes 5.25% U.S. Treasury 5.25%
U.S. Treasury 3.75% 8/31/2026	50,321	50,173
U.S. Treasury 3.75% 8/15/2027	59,864	59,786
U.S. Treasury 4.00% 7/31/2029[4]	10,620	10,745
U.S. Treasury 3.625% 8/31/2029	233,421	232,868
U.S. Treasury 3.75% 8/31/2031	26,166	26,078
Capital Group Central Corporate Bond Fund — Page 16 of 21

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.375% 5/15/2034	USD101	$105
U.S. Treasury 3.875% 8/15/2034[4]	12,458	12,412
U.S. Treasury 4.125% 8/15/2044	142,799	139,396
U.S. Treasury 4.625% 5/15/2054[4]	56,396	60,225
		591,788
Asset-backed obligations 0.91%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	10,274	9,351
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	9,269	8,915
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	702	627
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	6,625	6,175
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	85,198	77,949
		103,017
Bonds & notes of governments & government agencies outside the U.S. 0.17%
Abu Dhabi (Emirate of) 5.50% 4/30/2054[1]	6,505	7,001
Panama (Republic of) 6.875% 1/31/2036	8,640	8,872
Panama (Republic of) 8.00% 3/1/2038	3,280	3,622
		19,495
Municipals 0.05% Ohio 0.05%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,750	5,221
Total bonds, notes & other debt instruments (cost: $10,786,596,000)		10,620,632
Short-term securities 6.01% Money market investments 6.01%	Shares
Capital Group Central Cash Fund 5.30%[6,7]	6,780,926	678,296
Total short-term securities (cost: $678,123,000)		678,296
Total investment securities 100.16% (cost: $11,464,719,000)		11,298,928
Other assets less liabilities (0.16)%		(17,883)
Net assets 100.00%		$11,281,045
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	3,669	1/6/2025	USD761,490	$(606)
5 Year U.S Treasury Note Futures	Long	2,235	12/31/2024	244,506	(612)
10 Year U.S. Treasury Note Futures	Short	3,027	12/31/2024	(343,754)	1,584
10 Year Ultra U.S. Treasury Note Futures	Short	11,471	12/31/2024	(1,347,126)	9,513
20 Year U.S. Treasury Bond Futures	Long	8,363	12/31/2024	1,029,694	(12,167)
30 Year Ultra U.S. Treasury Bond Futures	Short	514	12/31/2024	(67,816)	989
					$(1,299)
Capital Group Central Corporate Bond Fund — Page 17 of 21

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Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD366,078	$(8,124)	$(8,126)	$2
Investments in affiliates7

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Short-term securities 6.01%
Money market investments 6.01%
Capital Group Central Cash Fund 5.30%[6]	$575,264	$1,158,421	$1,055,493	$47	$57	$678,296	$8,001

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,075,886,000, which represented 9.54% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $23,089,000, which represented .20% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 8/31/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Capital Group Central Corporate Bond Fund — Page 18 of 21

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $3,435,683,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $399,213,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Central Corporate Bond Fund — Page 19 of 21

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$9,901,111	$—	$9,901,111
U.S. Treasury bonds & notes	—	591,788	—	591,788
Asset-backed obligations	—	103,017	—	103,017
Bonds & notes of governments & government agencies outside the U.S.	—	19,495	—	19,495
Municipals	—	5,221	—	5,221
Short-term securities	678,296	—	—	678,296
Total	$678,296	$10,620,632	$—	$11,298,928

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,086	$—	$—	$12,086
Unrealized appreciation on centrally cleared credit default swaps	—	2	—	2
Liabilities:
Unrealized depreciation on futures contracts	(13,385)	—	—	(13,385)
Total	$(1,299)	$2	$—	$(1,297)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Capital Group Central Corporate Bond Fund — Page 20 of 21

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-137-1024
Capital Group Central Corporate Bond Fund — Page 21 of 21